Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 13,408,421	¥ 8,886,390	¥ 3,707,358
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	12,812,421	8,884,823	3,707,358
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	10,709,491	7,429,906	2,534,604
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,465,152	695,798	449,781
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	500,321	514,279	441,644
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	130,392	241,388	236,238
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	7,065	3,452	¥ 45,091
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	417,998
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	417,998
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	178,002	1,567
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 178,002	¥ 1,567